UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 07, 2000, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001.


Report for the Calendar Year or Quarter Ended: __09/29/00_____

Check here if Amendment [x]; Amendment Number: _1___
This Amendment:                   [ ] is a restatement.
                                  [x] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __05/14/01__
 [Signature]               [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______8_______

Form 13F Information Table Entry Total: _____41_____

Form 13F Information Table Value Total: $___245,035___
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5                                CIBC Oppenheimer Advisors LLC
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.





PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                         DATE 09/29/00
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)       (ITEM 7)    (ITEM 8)
                                                                           INVESTMENT DISCRETION        VOTING AUTHORITY
                                                                           _____________________        ________________
                             TITLE                 FAIR    SHARES OR                   SHARED               (SHARES)
                              OF                   MARKET  PRINCIPAL      SOLE  SHARED OTHER           SOLE   SHARED  NONE
NAME OF ISSUES               CLASS   CUSIP NO      VALUE   AMOUNT         (A)    (B)   (C)   MANAGER    (A)    (B)     (C)
_________________            _____   ________     ________   ________     _____  ___   ___   _______    ____    ___    ___
AETHER SYS INC                COM    00808V105     590,800      5,600      5,600                         5,600
AFFYMETRIX INC                SB NT  00826TAD0   1,512,800  2,500,000  2,500,000                     2,500,000
ALEXION PHARMACEUTICALS INC   SB NT  015351AB5  12,458,769 10,025,000 10,025,000                    10,025,000
AMERICAN TOWER CORP           NT CV  029912AB8  15,178,591  8,945,000  8,945,000                     8,945,000
AMERICAN TOWER CORP           NT CV  029912AF9  14,246,850 15,000,000 15,000,000                    15,000,000
AVATAR HLDGS INC              SUB NT 053494AD2  13,407,812 14,662,000 14,662,000                    14,662,000
CV THERAPEUTICS INC           SUB NT 126667AB0   5,907,407  4,407,000  4,407,000                     4,407,000
CELLSTAR CORP                 SUB NT 150925AC9   1,110,766  2,698,000  2,698,000                     2,698,000
CELESTICA INC                 LYON   15101QAA6   7,895,279 16,100,000 16,100,000                    16,100,000
CRITICAL PATH INC             SB NT  22674VAA8   5,722,051  6,415,000  6,415,000                     6,415,000
CRITICAL PATH INC             SB NT  22674VAB6   4,752,469  5,328,000  5,328,000                     5,328,000
CROWN CASTLE INTL CORP        COM    228227104     151,900      4,900      4,900                        ,4,900
DIAMOND OFFSHORE DRILLING INC DEB ZR 25271CAB8   6,432,660 13,000,000 13,000,000                    13,000,000
E TRADE GROUP INC             COM    269246104     499,684     30,400     30,400                        30,400
ECHOSTAR COMMUNICATIONS NEW   SB NT  278762AD1   6,621,850  5,000,000  5,000,000                     5,000,000
GETTY IMAGES INC              SUB NT 374276AE3   4,066,397  5,240,000  5,240,000                     5,240,000
HUMAN GENOME SCIENCES INC     SUB NT 444903AF5  14,924,232  8,900,000  8,900,000                     8,900,000
IBASIS INC                    SB NT  450732AA0   1,203,967  2,405,000  2,405,000                     2,405,000
INHALE THERAPEUTIC SYS INC    SUB NT 457191AF1  15,927,100 10,000,000 10,000,000                    10,000,000
INTERMEDIA COMMUNICATIONS INC COM    458801107     300,463     10,207     10,207                       ,10,207
INTERNATIONAL RECTIFIER CORP  SUB NT 460254AD7   6,998,140  7,695,000  7,695,000                     7,695,000
JUNIPER NETWORKS INC          SB NT  48203RAA2  14,090,201  9,283,000  9,283,000                     9,283,000
LSI LOGIC CORP                COM    502161102     612,289     20,800     20,800                        20,800
LAMAR ADVERTISING CO          NT CV  512815AF8   5,992,602  5,950,000  5,950,000                     5,950,000
LATTICE SEMICONDUCTOR CORP    SUB NT 518415AC8   4,380,390  3,000,000  3,000,000                     3,000,000
MPOWER COMMUNICATIONS CORP    PFD CV 62473J205     782,600     50,000     50,000                        50,000
PROTEIN DESIGN LABS INC       COM    74369L103   2,831,826     23,574     23,574                        23,574
PROVIDIAN FINL CORP           SR NT  74406AAA0  10,604,538  9,455,000  9,455,000                     9,455,000
RF MICRODEVICES INC           SB NT  749941AA8   9,254,003  9,880,000  9,880,000                     9,880,000
REDBACK NETWORKS INC          SB NT  757209AB7   1,607,557  1,450,000  1,450,000                     1,450,000
SCI SYS INC                   COM    783890106     241,162      5,900      5,900                         5,900
SANMINA CORP                  SD CV  800907AC1   4,187,900 10,000,000 10,000,000                    10,000,000
SEMTECH CORP                  SUB NT 816850AD3  14,407,750 12,500,000 12,500,000                    12,500,000
SEPRACOR INC                  SB DEB 817315AL8   5,620,271  3,745,000  3,745,000                     3,745,000
SOLECTRON CORP                SR LYO 834182AK3   5,068,350  7,500,000  7,500,000                     7,500,000
TELEFONOS DE MEXICO S A       SR DB  879403AD5   3,141,350  2,500,000  2,500,000                     2,500,000
TERAYON COMMUNICATION SYS     SB NT  880775AA9   5,651,022  8,450,000  8,450,000                     8,450,000
TRANSWITCH CORP               NT CV  894065AA9   6,077,164  4,950,000  4,950,000                     4,950,000
TRIQUINT SEMICONDUCTOR INC    SUB NT 89674KAB9   9,097,425 11,515,000 11,515,000                    11,515,000
USINTERNETWORKING INC         SUB NT 917311AH5     478,515    750,000    750,000                       750,000
VITESSE SEMICONDUCTOR CORP    SB DB  928497AA4     998,400  1,000,000  1,000,000                     1,000,000
                               PAGE TOTAL      245,035,302
                              GRAND TOTAL      245,035,302